STATUTORY RESERVES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statutory Reserves [Abstract]
Description of statutory reserve requirements	The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs registered capital.
Actual statutory reserve level expressed as a percentage of VIE's registered capital	50.00%	50.00%